UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Parametrica Management Ltd.
Address: Unit 5503, 55/F Floor, The Center
         99 Queen's Road East
         Central, Hong Kong

13F File Number:  028-14604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Xiongwei Ju
Title:     Managing Partner
Phone:     (852) 2877-0666

Signature, Place, and Date of Signing:

 /s/  Xiongwei Ju     Central, Hong Kong     October 05, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $9,687 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-14605                     Parametrica Asset Management Ltd.

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLSCRIPTS HEALTHCARE SOLUTN   COM              01988P108      358    28785 SH       SOLE                    28785        0        0
ALTERA CORP                    COM              021441100      240     7055 SH       SOLE                     7055        0        0
AMERICAN GREETINGS CORP        CL A             026375105      201    11977 SH       SOLE                    11977        0        0
ARMOUR RESIDENTIAL REIT INC    COM              042315101      201    26241 SH       SOLE                    26241        0        0
AVNET INC                      COM              053807103      213     7325 SH       SOLE                     7325        0        0
CBS CORP NEW                   CL B             124857202      260     7159 SH       SOLE                     7159        0        0
COMMERCIAL METALS CO           COM              201723103      177    13426 SH       SOLE                    13426        0        0
DANA HLDG CORP                 COM              235825205      236    19216 SH       SOLE                    19216        0        0
DEMAND MEDIA INC               COM              24802N109      134    12360 SH       SOLE                    12360        0        0
ENTERTAINMENT PPTYS TR         COM SH BEN INT   29380T105      207     4663 SH       SOLE                     4663        0        0
FAIRCHILD SEMICONDUCTOR INTL   COM              303726103      157    11984 SH       SOLE                    11984        0        0
FIDELITY NATL INFORMATION SV   COM              31620M106      372    11920 SH       SOLE                    11920        0        0
FINISH LINE INC                CL A             317923100      208     9145 SH       SOLE                     9145        0        0
FORTINET INC                   COM              34959E109      290    11998 SH       SOLE                    11998        0        0
GREEN MTN COFFEE ROASTERS IN   COM              393122106      212     8919 SH       SOLE                     8919        0        0
GT ADVANCED TECHNOLOGIES INC   COM              36191U106       82    15026 SH       SOLE                    15026        0        0
HCP INC                        COM              40414L109      315     7090 SH       SOLE                     7090        0        0
HIGHWOODS PPTYS INC            COM              431284108      255     7824 SH       SOLE                     7824        0        0
HOST HOTELS & RESORTS INC      COM              44107P104      280    17470 SH       SOLE                    17470        0        0
JDS UNIPHASE CORP              COM PAR $0.001   46612J507      124    10030 SH       SOLE                    10030        0        0
KILROY RLTY CORP               COM              49427F108      225     5028 SH       SOLE                     5028        0        0
LAM RESEARCH CORP              COM              512807108      251     7898 SH       SOLE                     7898        0        0
LIBERTY GLOBAL INC             COM SER A        530555101      202     3318 SH       SOLE                     3318        0        0
MANPOWERGROUP INC              COM              56418H100      230     6256 SH       SOLE                     6256        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105      352    38436 SH       SOLE                    38436        0        0
MASCO CORP                     COM              574599106      196    13054 SH       SOLE                    13054        0        0
MEADWESTVACO CORP              COM              583334107      203     6640 SH       SOLE                     6640        0        0
MICROS SYS INC                 COM              594901100      270     5506 SH       SOLE                     5506        0        0
PENTAIR INC                    COM              709631105      213     4782 SH       SOLE                     4782        0        0
PMC-SIERRA INC                 COM              69344F106      149    26334 SH       SOLE                    26334        0        0
PROLOGIS INC                   COM              74340W103      258     7366 SH       SOLE                     7366        0        0
PUBLIC STORAGE                 COM              74460D109      328     2359 SH       SOLE                     2359        0        0
RAYONIER INC                   COM              754907103      209     4258 SH       SOLE                     4258        0        0
ROVI CORP                      COM              779376102      147    10150 SH       SOLE                    10150        0        0
SIMON PPTY GROUP INC NEW       COM              828806109      240     1579 SH       SOLE                     1579        0        0
SL GREEN RLTY CORP             COM              78440X101      255     3190 SH       SOLE                     3190        0        0
TD AMERITRADE HLDG CORP        COM              87236Y108      207    13458 SH       SOLE                    13458        0        0
TENET HEALTHCARE CORP          COM              88033G100      154    24632 SH       SOLE                    24632        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102      257     4364 SH       SOLE                     4364        0        0
VECTOR GROUP LTD               COM              92240M108      349    21032 SH       SOLE                    21032        0        0
VENTAS INC                     COM              92276F100      230     3700 SH       SOLE                     3700        0        0
VORNADO RLTY TR                SH BEN INT       929042109      240     2958 SH       SOLE                     2958        0        0